SHARE CAPITAL (Details) - Schedule of Issued and Fully Paid Share Capital - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SHARE CAPITAL (Details) - Schedule of Issued and Fully Paid Share Capital [Line Items]
Beginning Balance	£ 7,116	£ 7,197
Number of shares, Redesignation to ordinary shares (in Shares)			80,921,051
Ending Balance	£ 7,005	£ 7,116	£ 7,197
Ordinary shares [member]
SHARE CAPITAL (Details) - Schedule of Issued and Fully Paid Share Capital [Line Items]
Number of shares outstanding, Start of Period (in Shares)	71,163,592,264	71,972,949,589	71,373,735,357
Beginning Balance	£ 7,116	£ 7,197	£ 7,138
Number of shares, Issued under employee share schemes (in Shares)	775,882,951	768,551,098	518,293,181
Value of shares, Issued under employee share schemes	£ 78	£ 77	£ 51
Number of shares, Share buy-back programme (in Shares)	(1,886,917,377)	(1,577,908,423)
Value of shares, Share buy-back programme	£ (189)	£ (158)
Number of shares, Redesignation of limited voting ordinary shares (in Shares)			80,921,051
Value of shares, Redesignation of limited voting ordinary shares			£ 8
Number of shares outstanding, End of Period (in Shares)	70,052,557,838	71,163,592,264	71,972,949,589
Ending Balance	£ 7,005	£ 7,116	£ 7,197
Limited voting [Member]
SHARE CAPITAL (Details) - Schedule of Issued and Fully Paid Share Capital [Line Items]
Number of shares outstanding, Start of Period (in Shares)			80,921,051
Beginning Balance			£ 8
Number of shares, Redesignation to ordinary shares (in Shares)			(80,921,051)
Value of shares, Redesignation to ordinary shares			£ (8)
Number of shares outstanding, End of Period (in Shares)